Other Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Other Income, Nonoperating [Abstract]
Other income (loss)

In millions	Year ended December 31,	2023	2022	2021
Gain on disposal of property		$129	$—	$—
Gain on disposal of land		7	15	23
Gain (loss) on foreign currency (1)		7	(7)	2
Gain (loss) on equity investment with readily determinable fair values		—	(29)	20
Other		(9)	(6)	(2)
Total other income (loss)		$134	$(27)	$43
(1)Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of foreign currency denominated monetary assets and liabilities. See Note 23 – Financial instruments for additional information.